Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 414,369		¥ 392,266
Less: Accumulated depreciation and amortization	[1]	(273,436)		(250,921)
Property, equipment and software, net		140,933	$ 19,850	141,345
Computer and Electronic Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		293,824		286,108
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		23,191		22,314
Leasehold improvement (Note 2(o)) [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		33,890		32,418
Software [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 63,464		¥ 51,426

[1]	Depreciation and amortization expenses for the years ended December 31, 2021, 2022 and 2023 was RMB37,277, RMB23,825 and RMB22,515 respectively.